INVESTMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									$ 26,528	$ 17,293	$ 23,243
OTTI									(1,156)	(257)
Net realized investment gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
Net changes in unrealized gains (losses) on investments:									39,855	32,855	28,695
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments									65,227	49,891	51,938
Fixed income securities | Available-For-Sale Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									12,965	10,892	15,590
Net changes in unrealized gains (losses) on investments:									23,643	22,393	4,879
Fixed income securities | Held-to-Maturity Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									247	201	120
Fixed income securities | Trading Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI											28
Equity securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									16,245	6,129	7,443
OTTI									(1,156)	(257)
Net changes in unrealized gains (losses) on investments:									16,212	10,462	23,816
Other
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									$ (2,929)	$ 71	$ 62